Average Annual Total Returns			12 Months Ended	39 Months Ended	40 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended		129 Months Ended	148 Months Ended	151 Months Ended	160 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.05%		4.99%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		5.06%		3.07%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.15%		2.98%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]		7.30%		3.75%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	[2]		6.97%		4.34%
Performance Inception Date		Sep. 06, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.55%	3.95%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		3.17%	3.53%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.24% [4]	3.47%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[5]		4.25%	4.77%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | Bloomberg California Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg California Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent	[5]		5.03%	4.00%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.35%	4.34%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[6]		3.92%	3.93%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.75%	3.83%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%	4.77%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | Bloomberg Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent	[7]		5.01%	4.06%
Performance Inception Date		Oct. 03, 2022
Gotham Enhanced Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.18%			19.03%			12.85%			12.18%
Performance Inception Date		May 31, 2013
Gotham Enhanced Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[8]		20.59%			16.11%			10.53%			9.98%
Performance Inception Date		May 31, 2013
Gotham Enhanced Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	[8]		12.95%			14.72%			9.96%			9.45%
Performance Inception Date		May 31, 2013
Gotham Enhanced Return Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[9]		17.88%			14.42%			14.82%			14.11%
Performance Inception Date		May 31, 2013
Gotham Neutral Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.14%			12.02%			4.36%		3.63%
Performance Inception Date		Aug. 30, 2013
Gotham Neutral Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[10]		7.10%			12.02%			4.36%		3.53%
Performance Inception Date		Aug. 30, 2013
Gotham Neutral Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.25%			9.61%			3.46%		2.84%
Performance Inception Date		Aug. 30, 2013
Gotham Neutral Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[11]		17.88%			14.42%			14.82%		14.33%
Performance Inception Date		Aug. 30, 2013
Gotham Neutral Fund Institutional Class | ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees or expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	[11]		4.21%			3.19%			2.19%		1.78%
Performance Inception Date		Aug. 30, 2013
Gotham Index Plus Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.29%			17.99%			15.39%	14.23%
Performance Inception Date		Mar. 31, 2015
Gotham Index Plus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[12]		21.36%			17.03%			14.73%	13.57%
Performance Inception Date		Mar. 31, 2015
Gotham Index Plus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	[12]		13.85%			14.40%			12.85%	11.85%
Performance Inception Date		Mar. 31, 2015
Gotham Index Plus Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[13]		17.88%			14.42%			14.82%	14.32%
Performance Inception Date		Mar. 31, 2015
Gotham Index Plus Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[14]		22.01%			17.70%			15.10%	13.51%
Performance Inception Date		Mar. 31, 2015
Gotham Index Plus Fund Investor Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[13],[14]		17.88%			14.42%			14.82%	14.32%
Performance Inception Date		Mar. 31, 2015
Gotham Large Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.87%			11.39%		11.65%	11.65%
Performance Inception Date		Dec. 31, 2015
Gotham Large Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[15]		11.00%			8.59%		9.58%	9.58%
Performance Inception Date		Dec. 31, 2015
Gotham Large Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	[15]		10.25%			8.65% [16]		9.11%	9.11%
Performance Inception Date		Dec. 31, 2015
Gotham Large Value Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[17]		17.88%			14.42%		14.82%	14.82%
Performance Inception Date		Dec. 31, 2015
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.88%			14.51%	15.05%
Performance Inception Date		Dec. 30, 2016
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[18]		14.39%			12.46%	13.05%
Performance Inception Date		Dec. 30, 2016
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	[18]		11.72%			11.22%	11.87%
Performance Inception Date		Dec. 30, 2016
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[19]		17.88%			14.42%	15.14%
Performance Inception Date		Dec. 30, 2016
Gotham Total Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.28%			12.12%			8.72%	7.84%
Performance Inception Date		Mar. 31, 2015
Gotham Total Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[20]		12.74%			9.89%			7.38%	6.54%
Performance Inception Date		Mar. 31, 2015
Gotham Total Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	[20]		10.60%			9.24%			6.83%	6.08%
Performance Inception Date		Mar. 31, 2015
Gotham Total Return Fund Institutional Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		HFRX Equity Hedge Index
Average Annual Return, Percent	[21]		10.06%			6.61%			4.75%	3.97%
Performance Inception Date		Mar. 31, 2015
Gotham Total Return Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[22]		17.88%			14.42%			14.82%	13.76%
Performance Inception Date		Mar. 31, 2015
Gotham Absolute Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.24%			14.78%			8.94%				8.96%
Performance Inception Date		Aug. 31, 2012
Gotham Absolute Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[23]		14.37%			13.22%			8.20%				8.18%
Performance Inception Date		Aug. 31, 2012
Gotham Absolute Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	[23]		10.93%			11.73%			7.26%				7.30%
Performance Inception Date		Aug. 31, 2012
Gotham Absolute Return Fund Institutional Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		HFRX Equity Hedge Index
Average Annual Return, Percent	[24]		10.06%			6.61%			4.75%				4.46%
Performance Inception Date		Aug. 31, 2012
Gotham Absolute Return Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index
Average Annual Return, Percent	[25]		17.88%			14.42%			14.82%				14.68%
Performance Inception Date		Aug. 31, 2012

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate pass-throughs), and asset-backed securities (ABS).
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[5]	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	Effective February 1, 2025, the Fund’s primary broad-based performance index changed to the S&P 500® Total Return Index due to regulatory requirements. The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends. The Fund will retain the ICE BofA US 3-Month Treasury Bill Index as its additional benchmark for performance comparison. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[13]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[14]	Performance shown for the periods prior to Investor Class inception on December 29, 2017 is the performance of Institutional Class shares, adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Investor Class shares effective at the commencement of operations of Investor Class shares.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[16]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[17]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[18]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[19]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[20]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[21]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
[22]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[23]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[24]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
[25]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.